Right-of-Use Assets and Operating Lease Liabilities - Schedule of Carrying Amounts of Right-of-Use Assets (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Schedule of Carrying Amounts of Right-of-Use Assets [Abstract]
Office premise and warehouse	$ 150,948	$ 139,732
Less: Accumulated lease expense	(20,336)	(97,648)
ROU assets, net	$ 130,612	$ 42,084